Segment Information (Details) - Schedule of business segments comprised of the related products and services	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Distribution Business [Member]
Segments
Distribution Business	Facilitating the placement of insurance to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from insurance companies.	– Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.
Platform Business [Member]
Segments
Platform Business	– Providing access to financial products and services to licensed brokers;	– Providing access to financial products and services to licensed brokers.
Platform Business One [Member]
Segments
Platform Business	– Providing operational support for the submission and processing of product applications;	– Providing operational support for the submission and processing of product applications.
Platform Business Two [Member]
Segments
Platform Business		– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
Platform Business Three [Member]
Segments
Platform Business	– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.;	– Providing training resources and materials.
Platform Business Four [Member]
Segments
Platform Business	– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services;	– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services
Platform Business Five [Member]
Segments
Platform Business		– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers; and
Platform Business Six [Member]
Segments
Platform Business		– Solicitation of real estate sales for the developers, in exchange for commissions
Fintech Business [Member]
Segments
Fintech Business	Managing an ensemble of fintech investments.	– Managing an ensemble of fintech investments
Healthcare Business [Member]
Segments
Healthcare Business	Managing healthcare investments.	– Managing healthcare investment